CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests
Balance at Sep. 30, 2015	$ 4,665,056	$ 0	$ 2,800,777	$ 0	$ 1,028,441	$ 811,698	$ 24,140
Balance (Shares) at Sep. 30, 2015		9,000,000
Capital contributions by non-controlling interest	15,040	$ 0	0	0	0	0	15,040
Foreign currency translation gain (loss)	(403,865)	0	0	0	0	(400,459)	(3,406)
Net income	5,302,691	0	0	579,994	4,669,543	0	53,154
Balance at Sep. 30, 2016	9,578,922	$ 0	2,800,777	579,994	5,697,984	411,239	88,928
Balance (shares) at Sep. 30, 2016		9,000,000
Shares issued for cast, net of offering costs	5,582,099	$ 0	5,582,099	0	0	0	0
Shares issued for cast, net of offering costs (Shares)		4,068,346
Foreign currency translation gain (loss)	272,237	$ 0	0	0	0	270,549	1,688
Net income	5,933,688	0	0	593,369	5,280,907	0	59,412
Balance at Sep. 30, 2017	$ 21,366,946	$ 0	$ 8,382,876	$ 1,173,363	$ 10,978,891	$ 681,788	$ 150,028
Balance (shares) at Sep. 30, 2017		13,068,346